EQUITY (CONTINUED) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Comprehensive (Loss) Income	$ (50,660)	$ (38,087)	$ (406,852)
Owners of the Parent Company
Total Comprehensive (Loss) Income	(51,343)	(39,672)	(408,880)
Non-controlling Interests
Total Comprehensive (Loss) Income	$ 683	$ 1,585	$ 2,028